EQUITY AND REMUNERATION TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2022
Equity And Remuneration To Shareholders
Schedule of share capital

Shareholders	Number of shares on December 31, 2022
	Common	%	Preferred	%	Total	%
State of Minas Gerais	375,031,302	51	17,085	-	375,048,387	17
Other entities of Minas Gerais State	30,021	-	21,880,950	1	21,910,971	1
FIA Dinâmica Energia S/A	233,625,046	31	118,771,654	8	352,396,700	16
BNDES Participações	82,007,784	11	-	-	82,007,784	4
BlackRock	-	-	218,212,381	15	218,212,381	10
Others
In Brazil	26,546,632	4	178,219,966	12	204,766,598	9
Foreign shareholders	18,606,839	3	928,421,028	64	947,027,867	43
Total	735,847,624	100	1,465,523,064	100	2,201,370,688	100

Shareholders	Number of shares on December 31, 2021
	Common	%	Preferred	%	Total	%
State of Minas Gerais	288,485,632	51	13,143	-	288,498,775	17
Other entities of Minas Gerais State	23,094	-	14,472,345	1	14,495,439	1
FIA Dinâmica Energia S.A.	153,354,328	27	80,004,762	7	233,359,090	14
BNDES Participações	63,082,911	11	22,141,720	2	85,224,631	5
BlackRock	-	-	123,325,741	11	123,325,741	7
Others
In Brazil	43,689,699	8	145,881,261	13	189,570,960	11
Foreign shareholders	17,400,970	3	741,486,462	66	758,887,432	45
Total	566,036,634	100	1,127,325,434	100	1,693,362,068	100

Shareholders	Number of shares on December 31, 2020
	Common	%	Preferred	%	Total	%
State of Minas Gerais	258,738,711	51	11,788	-	258,750,499	17
Other entities of Minas Gerais State	20,713	-	7,442,037	1	7,462,750	-
FIA Dinâmica Energia S.A.	114,172,677	22	43,975,272	4	158,147,949	10
BNDES Participações	56,578,175	11	27,299,432	3	83,877,607	6
BlackRock	-	-	153,689,970	15	153,689,970	10
Others
In Brazil	55,717,246	11	212,704,725	21	268,421,971	18
Foreign shareholders	22,442,767	5	565,959,088	56	588,401,855	39
Total	507,670,289	100	1,011,082,312	100	1,518,752,601	100

Schedule of earnings per share

	Number of shares
	2022	2021	2020
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
Total common shares	735,847,522	735,847,522	735,847,522

Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,164)	(846,062)	(846,062)
Total preferred shares	1,464,676,900	1,464,677,002	1,464,677,002
Total	2,200,524,422	2,200,524,524	2,200,524,524

Schedule of basic and diluted earnings per share

	2022	2021	2020
Net income for the year attributed to equity holders of the parent	4,092	3,751	2,864

Minimum mandatory dividend from net income for the year - preferred shares	1,486	1,309	986
Net income for the year not distributed - preferred shares	1,238	1,188	920
Total earnings - preferred shares (A)	2,724	2,497	1,906

Minimum mandatory dividend from net income for the year - common shares	747	657	496
Net income for the year not distributed - common shares	622	597	462
Total earnings - common shares (B)	1,369	1,254	958

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.86	1.70	1.30
Basic and diluted earnings per common share (B / number of common shares)	1.86	1.70	1.30

Schedule of equity valuation adjustments

	2022	2021	2020
Adjustments to actuarial liabilities - Employee benefits	(260)	(329)	(340)
Subsidiary and jointly controlled entity
Adjustments to actuarial liabilities - Employee benefits	(2,043)	(2,433)	(2,660)
Deemed cost of PP&E	427	554	569
Others	2	-	-
	(1,614)	(1,879)	(2,091)
Valuation adjustments	(1,874)	(2,208)	(2,431)

Schedule of reserves

	2022	2021	2020
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	2,250

Schedule of income reserves

	2022	2021	2020
Legal reserve	1,387	1,181	995
Statutory reserve	57	57	57
Retained earnings reserve	6,546	7,331	6,651
Unrealized earnings reserve	835	835	835
Incentive tax reserve	150	124	103
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	10,395	10,948	10,061

Schedule of reserve for mandatory dividends not distributed

Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

Schedule of minimum dividends proposed

	2022	2021	2020
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	7,328	5,637	5,055
Preferred shares	7,328	5,637	5,055
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	733	564	506

Equity	21,777	19,457	17,473
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	14,495	12,950	11,630
Percentage applied to the portion of Equity	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	435	389	349

Minimum dividends required by the by-laws for the preferred shares	733	564	506

	2022	2021	2020
Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Mandatory dividend
Net income for the year	4,092	3,751	2,864
	50%	50%	50%
Mandatory dividends - 50% of Net income	2,046	1,876	1,432
Unrealized earnings reserve	(835)	(835)	(835)
Reversal of the unrealized earnings reserve of 2019	835	835	835
Withholding income tax on Interest on equity	186	91	50
	2,232	1,967	1,482
Dividends recorded, as specified in the by-laws
Interest on Equity	1,983	956	553
Ordinary dividends	249	1,011	929
	2,232	1,967	1,482

Total dividends for the preferred shares	1,486	1,309	986
Total dividends for the common shares	747	658	496

Unit value of dividends - R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.01	1.16	0.99
Dividends proposed: Common (ON) shares	1.01	1.16	0.99
Dividends proposed: Preferred (PN) shares	1.01	1.16	0.99

Schedule of changes on dividends and interest on capital payable

Balance on December 31, 2020	1,449
Proposed dividends	1,967
Dividends proposed for non-controlling shareholder	1
Tax withheld at source on Interest on Equity	(91)
Dividends retained - Minas Gerais state government	(13)
Dividends paid	(1,403)
Balance on December 31, 2021	1,910
Proposed dividends	2,232
Dividends proposed for non-controlling shareholder	1
Tax withheld at source on Interest on Equity	(186)
Dividends paid	(2,094)
Balance on December 31, 2022	1,863